Acquisitions of Subsidiaries (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Aug. 31, 2022	Oct. 31, 2025	Oct. 31, 2024	Apr. 30, 2023
Acquisitions of Subsidiaries [Abstract]
Net asset value						$ 274,831
Repurchase price						266,647
Non-controlling interests amount				$ 102,610
Investments increase in non-controlling				17,216
Acquisition of AMTD Assets [Member]
Acquisitions of Subsidiaries [Abstract]
Percentage of equity interest			96.10%
Acquisition-related cost
Acquisition of AMTD Assets [Member] | Class B Ordinary Shares [Member]
Acquisitions of Subsidiaries [Abstract]
Issuance of shares (in Shares)			515,385
AMTD Assets [Member]
Acquisitions of Subsidiaries [Abstract]
Net asset value				274,831
Repurchase price				266,647
Acquisition of The Generation Essentials Group (TGE) in 2024 [Member] | Class A Ordinary Shares [Member]
Acquisitions of Subsidiaries [Abstract]
Issuance of shares (in Shares)		21,485,714
TGE [Member]
Acquisitions of Subsidiaries [Abstract]
Net asset value				48,669
Acquisition-related cost
Non-controlling interests amount				58,484
TGE [Member] | Class B Ordinary Shares [Member]
Acquisitions of Subsidiaries [Abstract]
Issuance of shares (in Shares)	18,838,906
TGE [Member] | Class A Ordinary Shares [Member]
Acquisitions of Subsidiaries [Abstract]
Issuance of shares (in Shares)	21,485,714
Consolidation of Singapore hotel companies in 2024 [Member]
Acquisitions of Subsidiaries [Abstract]
Accounts receivable				920
Other receivables				$ 622